Parent Only Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Current assets
Amount due from the subsidiaries	34,168,088	78,817,480	10,050,686
Cash and cash equivalents	—	9,652,639	1,230,890
	34,168,088	88,470,118	11,281,576
Non-current assets
Intangible assets	11,044,438	9,795,937	1,249,163
Interests in a subsidiary	780	780	99
	11,045,218	9,796,716	1,249,262

Total assets	45,213,306	98,266,834	12,530,838

Liabilities and shareholders’ equity
Current liabilities
Accrual	1,089,662	1,634,494	208,428
Total liabilities	1,089,662	1,634,494	208,428

Shareholders’ equity
Class A Ordinary shares USD0.0025 par value, 19,500,000 Class A shares authorized, and 2,289,253 shares issued and outstanding as of 30 June 2026* and	8,443	44,547	5,681
Class B Ordinary shares, USD0.0025 par value, 500,000 shares authorized, and 75,000 shares issued and outstanding as of 30 June 2026*	1,463	1,463	186
Additional paid-up capital	50,994,645	108,956,707	13,893,995
Accumulated losses	(6,880,907)	(12,370,377)	(1,577,452)
Total shareholders’ equity	44,123,644	96,632,340	12,322,410
Total liabilities and shareholders’ equity	45,213,306	98,266,834	12,530,838

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Operating expenses
Amortization of intangible asset	1,241,642	1,248,502	159,207
Professional fee	2,177,751	2,312,443	294,879
Other general and administrative expenses	357,950	1,928,525	245,923
Total operating expenses	3,777,343	5,489,470	700,009
Loss before income taxes	3,777,343	5,489,470	700,009
Income taxes	—	—	—
Net loss	3,777,343	5,489,470	700,009

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Cash flows from operating activities
Net loss	(3,777,343)	(5,489,470)	(700,009)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	1,241,642	1,248,502	159,207
Amount due from the subsidiaries	—	390,000	49,732
Accrual	(543,739)	544,832	69,476
Cash used in operating activities	(3,079,440)	(3,306,136)	(421,594)

Cash flows from financing activities
Proceeds from share placing	—	57,998,166	7,395,839
Advanced from/(to) subsidiaries	3,063,837	(45,039,391)	(5,743,355)
Cash generated from financing activities	3,063,837	12,958,775	1,652,484
Net (decrease) increase in cash and cash equivalents	(15,603)	9,652,639	1,230,890
Cash and cash equivalents at the beginning of the period	15,851	—	—
Cash and cash equivalents at the end of the year/period	248	9,652,639	1,230,890